General (Details) $ in Thousands			12 Months Ended
	Apr. 30, 2026 USD ($)	Oct. 30, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
General [Line Items]
Ratio of common stock in exchange for merger			0.706
Reverse split		1-for-10	1-for-10
Net loss			$ (8,300)	$ (7,197)	$ (3,332)
Convertible note			2,292
Cash flow from operating activities			(2,766)	(1,066)	(3,444)
Accumulated deficit			(84,891)	(76,591)
Total equity			7,250	(7,996)	(1,197)	$ 111
Cash and cash equivalents			2,201	$ 650	$ 1,146
Securities Purchase Agreements [Member] | Forecast [Member]
General [Line Items]
Private placement amount	$ 1,350
Equity Line of Credit Agreement [Member]
General [Line Items]
Line of credit			$ 25,000